Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY
14.	EQUITY

Ordinary shares

The Company’s authorized share capital is comprised of 2,000,000,000 Class A ordinary shares, 1,000,000,000 Class B ordinary shares, and 800,000,000 Preferred shares of par value HK$0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting, transfer and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On January 29, 2024, the Company closed its initial public offering on the Nasdaq Capital Market where 1,250,000 Class A ordinary shares were newly issued at a price of $4.0 per share with the total net proceeds of $4,305. With the success of the IPO, the mezzanine equity in the total amount of $14,104 was converted into 10,526,300 Class A ordinary shares as permanent equity.

As of December 31, 2024 and 2025, the number of the Company’s authorized Class A ordinary shares was 2,000,000,000, and the number of the Company’s issued Class A ordinary shares was 27,565,800 and 32,918,421, respectively. As of December 31, 2024 and 2025, the number of the Company’s authorized Class B ordinary shares was 1,000,000,000, and issued Class B ordinary shares was 26,315,800.

Preferred shares

As of December 31, 2024 and 2025, the number of the Company’s authorized preferred shares was 800,000,000 and no preferred share was issued. The classes or series of preferred shares including designations, powers, preferences and relative, participating, optional and other rights, if any, and the qualifications, limitations and restrictions thereof, if any, including, without limitation, the number of shares constituting each such class or series, dividend rights, conversion rights, redemption privileges, voting powers, full or limited or no voting powers, and liquidation will be fixed upon each issuance.